Organization and Business Description	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

Ming Shing Group Holdings Limited (the “Company”) is a limited liability company established under the laws of the Cayman Islands on August 2, 2022. It is a holding company with no business operation.

The Company conducts its primary operations, which are provision of wet trades works, through its indirectly wholly owned subsidiaries, MS (HK) Engineering Limited and MS Engineering Co., Limited, which are incorporated and domiciled in Hong Kong SAR. They are wholly owned subsidiary of MS (HK) Construction Engineering Limited which was incorporated and is domiciled in British Virgin Islands.

The Company commenced the trading of wines and spirits through its indirectly wholly owned subsidiary, Value Bright International (HK) Limited, which is incorporated and domiciled in Hong Kong SAR. It is wholly owned subsidiary of Value Bright International Limited which was incorporated and is domiciled in British Virgin Islands.

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities

Ming Shing Group Holdings Limited (“MSG”)	August 2, 2022	Cayman Islands	Parent	Investment holding

MS (HK) Construction Engineering Limited (“MSC”)	August 17, 2022	British Virgin Islands	100%	Investment holding

MS (HK) Engineering Limited (“MSHK”)	October 12, 2012	Hong Kong	100%	Provision of wet trades works

MS Engineering Co., Limited (“MSE”)	March 27, 2019	Hong Kong	100%	Provision of wet trades works

Lead Benefit International Limited	December 9, 2024	British Virgin Islands	100%	Investment holding

Lead Benefit (HK) Limited	December 23, 2024	Hong Kong	100%	Investment holding

Value Bright International Limited	January 7, 2026	British Virgin Islands	100%	Investment holding

Value Bright International (HK) Limited	February 2, 2026	Hong Kong	100%	Trading of wines and spirits

MSHK was incorporated on October 12, 2012 in Hong Kong as a limited liability company, its principal activities were provision of wet trades works.

MSE was incorporated on March 27, 2019 in Hong Kong as a limited liability company by an independent third party, its principal activities were provision of wet trades works. On October 20, 2021, Mr. Chi Ming Lam purchased all the shares of MSE and became its sole shareholder.

The Company completed its initial public offering on the NASDAQ on November 22, 2024, issuing 1,500,000 ordinary shares at a price of USD5.50 per share. In addition, the Company entered into an underwriting agreement with the underwriter on November 21, 2024, which granted the underwriter a 45-day option to purchase up to an additional 225,000 ordinary shares at the public offering price of USD5.50 per share, less underwriting discounts, to cover any over-allotment. Subsequently, on December 9, 2024, the underwriter exercised the over-allotment option in full, purchasing an additional 225,000 ordinary shares at the public offering price of USD5.50 per share. The initial public offering and the exercise of the over-allotment option closed on December 9, 2024, with gross proceeds totaling USD9,487,500, before deducting underwriting discounts and offering expenses. The ordinary shares began trading on November 22, 2024 on The Nasdaq Capital Market and commenced trading under the ticker symbol “MSW”. On July 2, 2026, the “Company announced that its Nasdaq ticker symbol will change from “MSW”, which was subsequently changed to “PMA”.

Reorganization and Share Issuance

On August 2, 2022, the Company was incorporated in the Cayman Islands and issued 50,000 ordinary shares at par value of USD1 to Mr. Chi Ming Lam.

On August 17, 2022, MSC was incorporated in the British Virgin Islands as a wholly owned subsidiary of the Company.

On November 25, 2022, Mr. Chi Ming Lam proposed to surrender 49,999 ordinary shares with a par value of USD1 to the Company for no consideration (the “Cancelled Shares”). The then sole shareholder of our Company resolved and approved for the Cancelled Shares be immediately cancelled upon their surrender, and the Company approved the surrender and cancellation of such share on December 2, 2022. Subsequently Mr. Chi Ming Lam holds 1 ordinary share of the Company with a par value of USD1.

As part of the corporate reorganization which took place for the purposes of the offering, Mr. Chi Ming Lam, MSHK and our Company entered into a reorganization agreement dated November 25, 2022, pursuant to which MSC acquired 1 ordinary share of MSHK from Mr. Chi Ming Lam and acquired 10,000 ordinary shares of MSE from Mr. Chi Ming Lam. In consideration for these acquisitions, our Company allotted and issued 11,249 ordinary shares of USD1 each, credited as fully paid, to Mr. Chi Ming Lam.

On December 5, 2022, Mr. Chi Ming Lam, the then sole shareholder of our Company resolved and approved a subdivision of each of the issued and unissued shares with a par value of USD1 each into 2,000 shares with a par value of USD0.0005 each as part of the Company’s reorganization (the “Share Subdivision”). Subsequent to the Share Subdivision, the authorized share capital of the Company shall become USD50,000 divided into 100,000,000 ordinary shares with a par value of USD0.0005 each, of which 22,500,000 Ordinary Shares were held by Mr. Chi Ming Lam.

Following the Share Subdivision and on the same day, Mr. Chi Ming Lam proposed to surrender 6,450,000 ordinary shares with a par value of USD0.0005 to the Company for no consideration (the “Surrendered Shares”). The then sole shareholder of our Company resolved and approved for the Surrendered Shares be immediately cancelled upon their surrender, and the Company approved the surrender and cancellation of such share on December 8, 2022. Subsequently, Mr. Chi Ming Lam held 16,050,000 Ordinary Shares of the Company with a par value of USD0.0005.

During the years presented in these financial statements, the control of the entities has never changed (always under the control of Mr. Chi Ming Lam). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended March 31, 2022 and 2021, except for MSE which was under common control started from October 20, 2021. The results of MSHK were included in the financial statements for both periods and results of MSE were included commencing from October 20, 2021. (the “Reorganization”).

On June 2, 2023, Mr. Chi Ming Lam proposed to surrender 2,925,000 ordinary shares with a par value of USD0.0005 to the Company for no consideration (the “Second Surrendered Shares”). The then sole shareholder of our Company resolved and approved for the Second Surrendered Shares be immediately cancelled upon their surrender, and the Company approved the surrender and cancellation of such share on June 2, 2023. Subsequently, Mr. Chi Ming Lam held 13,125,000 Ordinary Shares of the Company with a par value of USD0.0005. The cancellation was retroactively presented in prior periods.

On June 12, 2023, Mr. Chi Ming Lam proposed to surrender 375,000 ordinary shares with a par value of USD0.0005 to the Company for no consideration (the “Third Surrendered Shares”). The then sole shareholder of our Company resolved and approved for the Third Surrendered Shares be immediately cancelled upon their surrender, and the Company approved the surrender and cancellation of such share on June 12, 2023. Subsequently, Mr. Chi Ming Lam held 12,750,000 Ordinary Shares of the Company with a par value of USD0.0005. The cancellation was retroactively presented in prior periods.

On June 15, 2023, Mr. Chi Ming Lam proposed to surrender 1,500,000 ordinary shares with a par value of USD0.0005 to the Company for no consideration (the “Fourth Surrendered Shares”). The then sole shareholder of our Company resolved and approved for the Fourth Surrendered Shares be immediately cancelled upon their surrender, and the Company approved the surrender and cancellation of such share on June 15, 2023. Subsequently, Mr. Chi Ming Lam holds 11,250,000 Ordinary Shares of the Company with a par value of USD0.0005. The cancellation was retroactively presented in prior periods.

Liquidity and Capital Resources

As of March 31, 2026, the Company has net liabilities of USD4,779,766 and accumulated deficits of USD11,606,208. During the year ended March 31, 2026, the Company generated losses of USD5,763,745. The extent of the Company’s future operating losses and the timing of becoming profitable are uncertain.

The Company’s ability to continue as a going concern is dependent upon its future profitability from the existing operations and from new businesses acquired subsequent to the year end March 31, 2026 and its ability to raise additional funding.

Management has developed plans intended to mitigate these conditions. The Company expects to generate operating profits and net cash inflows from its operations of provision of wet trade works, taking into account the new projects with property developers and the prospects of the Hong Kong property market. However, there is no assurance that the Company will achieve profitable operations, and, if achieved, whether it will be sustained on a continued basis.

Management also anticipates additional operating profits from the acquisitions of (i) PMA Nano Carbon Tech Limited, which engaged in provision of graphene-based thermal management technologies services; and (ii) Meal Though Seasons Limited, which engaged in organic agricultural product supply chains, agricultural base operations, agricultural product sorting and processing, cold chain logistics, channel sales and related businesses (collectively, the “New Business Operations”). However, there is no assurance that the New Business Operations will generate operating profits.

Management further intends to fund its operations through utilization of its current financial resources and through additional raises of capital. However, the Company may not be able to secure additional financing in a timely manner or on favorable terms, if at all.

 Accordingly, due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern for twelve months after the accompanying financial statements are available to be issued. The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may be necessary should it be determined that the Company is unable to continue as a going concern.